Document and Entity Information	Jan. 28, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001633061
Entity Registrant Name	Amplify ETF Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Creation Date	Jun. 10, 2025
Document Effective Date	Jun. 20, 2025
Prospectus Date	Jan. 28, 2025